Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended		66 Months Ended	114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (16,929)	$ (19,061)	$ (107,351)	$ (198,786)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	456	3,141	10,212	23,608
Change in fair value of embedded derivative and derivative liability	(944)	0	0	(944)
Change in fair value of warrant liability	(1,277)	(14,436)	(47)	(17,775)
Charge related to lease liability	165	1,705	0	1,870
Loss on disposition of property and equipment	0	0	16	119
Impairment of property and equipment	0	7,371	0	7,371
Amortization of net discount on short-term investments	0	0	(149)	(149)
Noncash interest expense	1,614	162	1,601	4,162
Noncash rent (income) expense	7	(24)	218	224
Stock-based compensation expense	566	834	2,536	5,745
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,070)	(802)	(760)	(2,698)
Accounts payable	(252)	(283)	815	618
Accrued expenses and other	(1,797)	(495)	4,021	966
Net cash used in operating activities	(19,461)	(21,888)	(88,888)	(175,669)
Cash flows from investing activities:
Purchases of short-term investments	0	(13,066)	(260,565)	(324,508)
Increase in restricted cash	(1,000)	0	0	(1,000)
Sales and redemptions of short-term investments	6,066	7,000	256,057	324,657
Cash paid for property and equipment	(48)	(81)	(31,152)	(31,722)
Proceeds from the sale of property and equipment	0	0	4	11
Net cash (used in) provided by investing activities	5,018	(6,147)	(35,656)	(32,562)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	139,960	139,960
Proceeds from sales of common stock and warrants, net	5	29,023	99	54,922
Repurchases of common stock	0	0	(94)	(94)
Proceeds from long-term debt, net of issuance costs	14,196	4,908	33,768	53,713
Payments on long-term debt	(1,466)	(8,624)	(3,245)	(32,734)
Net cash provided by financing activities	12,735	25,307	170,488	215,767
Net (decrease) increase in cash and cash equivalents	(1,708)	(2,728)	45,944	7,536
Cash and cash equivalents, beginning of period	9,244	11,972	0	0
Cash and cash equivalents, end of period	$ 7,536	$ 9,244	$ 45,944	$ 7,536